CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Activities
Net income (loss)	$ 1,076	$ 93	$ (127)
Adjusted for the following items:
Equity accounted earnings, net of distributions	3	(1)	(1)
Impairment expense, net	21	0	0
Depreciation and amortization expense	892	603	585
Gain on acquisitions/dispositions, net	0	0	(55)
Provisions and other items	81	81	189
Deferred income tax expense (recovery)	(493)	(45)	(41)
Remeasurement of exchangeable and class B shares	(836)	0	0
Changes in non-cash working capital, net	(563)	(113)	(36)
Cash from (used in) operating activities	181	618	514
Financing Activities
Proceeds from non-recourse borrowings in subsidiaries of the company	8,994	484	1,103
Repayment of non-recourse borrowings in subsidiaries of the company	(1,364)	(296)	(1,105)
Proceeds from other financing	101	57	55
Repayment of other financing	(85)	(114)	(100)
Lease liability repayment	(96)	(94)	(71)
Capital provided by others who have interests in operating subsidiaries	2,218	0	111
Distributions to exchangeable shareholders	(14)	0	0
Proceeds received from loan with Brookfield Business Partners	955	0	0
Repayment and issuance of loans with Brookfield Business Partners	536	0	0
Distributions to others who have interests in operating subsidiaries	(1,178)	(41)	(255)
Contributions from (distributions to) Brookfield Business Partners	(82)	18	(31)
Cash from (used in) financing activities	8,913	14	(293)
Acquisitions
Subsidiaries, net of cash acquired	(8,743)	(7)	(23)
Property, plant and equipment and intangible assets	(655)	(728)	(477)
Financial assets and other	(3)	0	(2)
Equity accounted investments	0	(2)	0
Dispositions
Subsidiaries, net of cash disposed	0	0	372
Property, plant and equipment and intangible assets	33	9	9
Financial assets and other	0	7	1
Net settlement of hedges	134	1	120
Restricted cash and deposits	4	242	(235)
Cash from (used in) investing activities	(9,230)	(478)	(235)
Cash and cash equivalents
Change during the period	(136)	154	(14)
Impact of foreign exchange	(22)	(37)	(1)
Balance, beginning of year	894	777	792
Balance, end of year	$ 736	$ 894	$ 777